N-2 - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key	0001438893
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	GAMCO Natural Resources, Gold & Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The GAMCO Natural Resources, Gold & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in natural resource and gold industries, and by writing covered call options on the underlying equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025, the Fund did not repurchase any common shares and during the year ended December 31, 2024, the Fund repurchased and retired 299,183 of its common shares at an investment of $1,571,404 and at an average discount of approximately 14.52%, from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2025 and the year ended December 31, 2024, respectively, were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	—	$—	(299,183)	$(1,571,404)

As of June 30, 2025, the Fund had an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.20% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The Series A Preferred has a liquidation value of $25 per share and an annual dividend rate of 5.20%. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased and retired 10,105 and 109,467 Series A Preferred at investments of $218,527 and $2,468,218 and at average discounts of approximately 13.50% and 9.91% to its liquidation preference. At June 30, 2025, 964,960 Series A Preferred shares were outstanding and accrued dividends amounted to $19,017. On February 22, 2024, the Fund issued 1,250,000 shares of 5.00% Series B Preferred (Series B Preferred), receiving net proceeds of $12,425,000 after the deduction of estimated offering expenses of $75,000. The Series B Preferred has a liquidation value of $10 per share and is puttable in each of the 60-day periods ending June 26, 2025 and March 26, 2026; the Board determined to add March 26, 2026 and March 26, 2027 as additional put dates for the Series B Preferred and owners of Series B Preferred can put their shares in each of the 60-day periods ending on March 26, 2026 and March 26, 2027. On June 26, 2025, 790,000 Series B Preferred were put back to the Fund at the liquidation preference of $10 per share. At June 30, 2025, 460,000 Series B Preferred shares were outstanding and accrued dividends amounted to $2,658.

The Series A Preferred and Series B Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred and Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred and Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred and Series B Preferred at the redemption prices of $25 and $10 per share, respectively, plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Document Period End Date	Jun. 30, 2025
Common Stocks [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 7.04
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	16,198,039
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 24,124	$ 24,377	$ 27,113	$ 29,199	$ 29,253	$ 29,253
Senior Securities Coverage per Unit	$ 124.28	$ 91.03	$ 118.71	$ 116.95	$ 122.77	$ 125.52
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 21.73	$ 22.49	$ 22.83	$ 23.93	$ 25.87	$ 25.44
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	965	975	1,085	1,168	1,170	1,170
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 4,600	$ 12,500
Senior Securities Coverage per Unit	$ 49.71	$ 36.41
Preferred Stock Liquidating Preference	$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	460,000	1,250,000
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Series A Preferred and Series B Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred and Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred and Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred and Series B Preferred at the redemption prices of $25 and $10 per share, respectively, plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.